Trade Receivables - Schedule of Credit Risk Exposure on Group's Trade Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 1,051	¥ 1,210
IFRS 9 [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	7.37%	7.08%
Expected credit losses (RMB million)	¥ 77	¥ 86
IFRS 9 [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	3.67%	4.79%
Expected credit losses (RMB million)	¥ 1	¥ 1
IFRS 9 [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	0.70%	0.85%
Expected credit losses (RMB million)	¥ 6	¥ 9
IFRS 9 [member] | 90 to 365 Days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	5.36%	6.87%
Expected credit losses (RMB million)	¥ 1	¥ 1
IFRS 9 [member] | Over 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	90.79%	76.93%
Expected credit losses (RMB million)	¥ 69	¥ 75
IFRS 9 [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	1,051	1,210
IFRS 9 [member] | Cost [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	40	42
IFRS 9 [member] | Cost [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	925	1,063
IFRS 9 [member] | Cost [member] | 90 to 365 Days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	10	9
IFRS 9 [member] | Cost [member] | Over 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 76	¥ 96